CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss) for the year		R$ 8,635,532	R$ (10,714,935)	R$ (2,814,742)
Other comprehensive income (loss)
Exchange rate variation and fair value investments in equity measured at fair value through other comprehensive income		2,020	6,290	3,576
Tax effect of the above items		(687)	(2,139)	(1,216)
Actuarial gain on post-employment plans of the subsidiaries		2,289	3,522	2,749
Tax effect of the above item		(778)	(1,015)	(935)
Actuarial gain (loss) on post-employment plans of the subsidiaries		117,353	(37,188)	(147,640)
Tax effect of the above item		(39,900)	12,644	50,198
Items with no subsequent effect on statement of income		80,297	(17,886)	(93,268)
Exchange rate variation on conversion of financial statements of the subsidiaries abroad	[1]	45,181	(2,857)	45,819
Items with subsequent effect on income		45,181	(2,857)	45,819
Total comprehensive income (loss)		8,761,010	(10,735,678)	(2,862,191)
Attributable to
Controlling shareholders'		8,751,864	(10,745,571)	(2,864,967)
Non-controlling interest		R$ 9,146	R$ 9,893	R$ 2,776

[1]	Includes the realization of the effect arising from the remeasurement of Spinnova’s investment (Note 1.2.5).